Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

August 11, 2005

Thomas A. Jones
Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re:   Pricester.com, Inc.
      Amendment 10 to Registration Statement on
      Form SB-2
      File No. 333-118993

Dear Mr. Jones:


We have made the following changes to our prospectus.

1.  The following section has been added in the prospectus summary.

Recent Developments.   For the quarter ended June 30, 2005, no
significant changes have occurred in our liquidity, financial condition and results of operations as we continue to earn minimal revenues and incur expenses primarily necessary to launch the business and necessary to conduct this offering.

2.   The disclosure has been updated as follows:

On the facing page of the prospectus -

Our common stock is not currently quoted on any exchange
or on the OTC Electronic Bulletin Board.    We have not
yet applied to have our common stock quoted on the OTC
Electronic Bulletin Board.

Under Market for Common Stock and Related Stockholder Matters

Market Information.   Pricester Nevada's common stock is
not included in the pink sheets or in the OTC Electronic
Bulletin Board maintained by the NASD. Pricester Nevada plans to apply the OTC Electronic Bulletin Board but we have not yet begun the application process.

The disclosure under Management has been revised as follows:

Employment Contracts and Termination of Employment and
Change-in Control Arrangements.   There are no employment
contracts, compensatory plans or arrangements, including
payments to be received from Pricester Nevada, with
respect to any director or executive officer of Pricester
Nevada which would in any way result in payments to any
such person because of his resignation, retirement or
other termination of employment with us or any
subsidiary, any change in control of Pricester Nevada, or
a change in the person's responsibilities following a
change in control of Pricester Nevada.   Within the next
six to nine months, we intend to enter into employment agreements with our officers, however, no terms have been determined. Other than previously disclosed in the executive compensation table, we have not paid or accrued any salaries.

3.	A risk factor has been added that sets forth the material
difference between the prices previously paid by selling shareholders and the offering price of $2.50.

There is a large disparity between the offering price and the prices at which selling shareholders acquired their common shares.

The selling shareholders will sell their common shares at
$2.50 per common share until our common shares are quoted
on the OTC Electronic Bulletin Board.   Our officers,
directors, affiliates and promoters own 16,572,620 common
shares constituting 74.29% of Pricester Nevada
outstanding common stock and are selling 779,620 common
shares at the offering price of $2.50.   However, our
officers, directors, affiliates and promoters acquired their common shares for cash and services at the weighted average price of only $.05 per common share.
Additionally the remaining selling shareholders who acquired their common shares for cash and services ranging from only $.10 to $.40 per common share are registering an additional 2,435,000 common shares to be sold at $2.50 until our common shares are quoted on the OTC Electronic Bulletin Board.

Additionally, the amounts paid by the officers and directors to purchase common stock has been disclosed in the footnotes to the ownership table as follows:

(1)While Joe Puentes disclaims beneficial ownership of
the 1,395,000 shares of common stock owned by Maria and
Jose Puentes, his wife and son, they may be deemed
controlled by him.  When aggregated, Mr. Puentes may be
deemed to be in control of 12,253,000 shares of Pricester
Nevada's common stock, or approximately 54.93% of its
ownership interest.   Mr. Puentes paid a weighted average
of $.0001 per common share for the common shares he currently owns.

(2)While Bernard Gutman disclaims beneficial ownership of the 1,000,000 shares of common stock owned by Barbara
Gutman, his wife, they may be deemed controlled by him.
When aggregated, Mr. Gutman may be deemed to be in control of 2,675,000 shares of Pricester Nevada's common stock, or approximately 11.99% of its ownership interest.
Mr. Gutman paid a weighted average of $.10 for the common shares he currently owns.

(3)Mr. Dillon paid a weighted average of $.18 for the common shares he currently owns.

(4)Edward J. Dillon, Nelson Stark, Robert Petroceli received their common shares for services valued at $.10 per common share.

(5)Mr. Neu paid a weighted average of $.01 for the common shares he currently owns.

Also, the executive compensation table has been revised for clarity as follows:


                                             Long Term Compensation
                    Annual Compensation         Awards  Payouts
(a)             (b)      (c)   (d)   (e)   (f)     (g)    (h)    (i)
                                                   Secur-
                                                   ities         All
Name and       Year or               Other  Rest-  Under-  LTIP  Other
Principal      Period   Salary Bonus Annual ricted lying   Pay-  Comp-
Position       Ended      ($)   ($)  Compen-Stock Options  outs ensat'n
-----------------------------------------------------------------------
Dennis Jordan   2004       -     -     -       -     -       -    -
                2003       -     -     -       -     -       -    -
                2002       -     -     -       -     -       -    -

Joe Puentes     2004 $53,258(1)  -     -       -     -       -    -
  CEO           2003       -     -     -       -     -       -    -
                2002       -     -     -       -     -       -    -

Edward C.
   Dillon       2004 $17,224(1)  -     -  $600,000(2) -      -    -
   Exec. VP     2003       -     -     -   $15,000(2) -      -    -
                2002       -     -     -       -      -      -    -

Bernard Gutman
   COO          2004 $44,374(1)  -     -       -      -       -    -
                2003       -     -     -  $249,975(3) -       -    -
                2002       -     -     -       -      -       -    -

Thank you for your time and consideration in this matter.   Please do
not hesitate to contact me if you require any further information or documentation regarding the above.


Very truly yours,

/s/Jody M. Walker
------------------------------------
Jody M. Walker, Attorney At Law